Exploration and Evaluation Assets - National Chloride California Property (Details) $ in Thousands, $ in Thousands					12 Months Ended
	May 24, 2022 shares	Sep. 01, 2017 CAD ($)	Sep. 01, 2017 USD ($)	May 01, 2017 USD ($) shares	Jun. 30, 2023 CAD ($)	Jun. 30, 2022 CAD ($)
Financial Instruments and Financial Risk Management
Purchase of exploration and evaluation assets					$ 51,257	$ 4,493
National Chloride
Financial Instruments and Financial Risk Management
Number of common shares issued | shares	200,000
Lease property | National Chloride
Financial Instruments and Financial Risk Management
Purchase of exploration and evaluation assets		$ 57	$ 45
Amount required to be paid under terms of agreement				$ 575
Number of common shares issued | shares				1,200,000
Net smelter return royalty (as a percent)				2.00%
Minimum royalty				$ 500
Lease property | National Chloride | Successful completion of a pre-feasibility study
Financial Instruments and Financial Risk Management
Amount payable upon completion of pre-feasibility study				$ 250
Shares issuable upon completion of pre-feasibility study (in shares) | shares				500,000
Lease property | National Chloride | Successful completion of a bankable feasibility study
Financial Instruments and Financial Risk Management
Amount payable upon completion of feasibility study				$ 1,000